FINANCIAL RISK MANAGEMENT (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 23, 2005
Cash	$ 1,689,511	$ 6,935,012	$ 5,331,916	$ 17,547	$ 0
Prepaids and advances	205,559	75,898
Accounts payable	(390,349)	(552,377)
Accrued liabilities	(97,226)	(50,550)
Omani Rial [Member]
Cash	34,934
Prepaids and advances	18,025
Accounts payable	0
Accrued liabilities	(79,581)
Total foreign currency working capital	(26,622)
US$ exchange rate at December 31, 2012	2.5974
Total foreign currency net working capital in US$	(69,148)
Impact of a 10% strengthening of the US$ on net loss	6,915
Canadian Dollar [Member]
Cash	1,038,196
Prepaids and advances	4,200
Accounts payable	(15,678)
Accrued liabilities	0
Total foreign currency working capital	1,026,718
US$ exchange rate at December 31, 2012	1.0051
Total foreign currency net working capital in US$	1,031,954
Impact of a 10% strengthening of the US$ on net loss	103,195
Turkish Lira [Member]
Cash	37,887
Prepaids and advances	229,316
Accounts payable	(10,938)
Accrued liabilities	0
Total foreign currency working capital	256,265
US$ exchange rate at December 31, 2012	0.5581
Total foreign currency net working capital in US$	143,022
Impact of a 10% strengthening of the US$ on net loss	$ 14,302